UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     September 30, 2008

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   54
Form 13F Information Table Value Total (Thousands):   $60,211

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airvana, Inc.                  COM              00950V101       89    15195 SH       SOLE                    15195
Alliance Data Systems Corporat COM              018581108     2190    34547 SH       SOLE                    13664             20883
Altus Pharmaceuticals, Inc.    COM              02216N105       18    16370 SH       SOLE                    14145              2225
Amdocs Ltd.                    COM              G02602103     1899    69356 SH       SOLE                    66500              2856
ArcSight, Inc.                 COM              039666102      323    42392 SH       SOLE                     1798             40594
Arch Capital Group Ltd.        COM              G0450A105     2865    39233 SH       SOLE                    23833             15400
Aruba Networks Inc.            COM              043176106      469    91471 SH       SOLE                    68193             23278
Atheros Communications, Inc.   COM              04743P108      349    14812 SH       SOLE                    12433              2379
Atmel Corp.                    COM              049513104       47    14000 SH       SOLE                                      14000
Cavium Networks, Inc.          COM              14965A101      681    48346 SH       SOLE                    32760             15586
Cbeyond, Inc.                  COM              149847105      434    30171 SH       SOLE                      900             29271
Centennial Communication Corp. COM              15133V208     2655   425466 SH       SOLE                   173729            251737
Cisco Systems                  COM              17275R102      937    41552 SH       SOLE                    32652              8900
Citrix Systems, Inc.           COM              177376100      710    28114 SH       SOLE                    24398              3716
CommVault Systems, Inc.        COM              204166102      953    79078 SH       SOLE                    74078              5000
Constant Contact, Inc.         COM              210313102      371    21744 SH       SOLE                    21744
Du Pont                        COM              263534109      256     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103     1202    53730 SH       SOLE                    40500             13230
EHealth, Inc.                  COM              28238P109     1606   100391 SH       SOLE                    47798             52593
Ecotality, Inc.                COM              27922Y103      309  4477026 SH       SOLE                  4477026
Genoptix, Inc.                 COM              37243V100      243     7425 SH       SOLE                     7425
GeoMet, Inc.                   COM              37250U201      109    19984 SH       SOLE                    19984
Google, Inc. - Cl A            COM              38259P508    18702    46695 SH       SOLE                    39526              7169
Greenfield Online              COM              395150105      637    36611 SH       SOLE                    36611
H&E Equipment Services, Inc.   COM              404030108      928    96098 SH       SOLE                    96098
HewlettPackard                 COM              428236103      598    12929 SH       SOLE                                      12929
Ikanos Communications, Inc.    COM              45173E105      156    79031 SH       SOLE                    79031
Keryx Biopharmaceuticals, Inc. COM              492515101       36   103200 SH       SOLE                                     103200
Linear Technology Corp.        COM              535678106     1545    50400 SH       SOLE                    21400             29000
Lumber Liquidators, Inc.       COM              55003Q103      247    19669 SH       SOLE                    14308              5361
Mellanox Technologies Ltd.     COM              M51363113     1138   110205 SH       SOLE                    90275             19930
MetroPCS Communications        COM              591708102     9833   702877 SH       SOLE                   136986            565891
Microchip Technology, Inc.     COM              595017104      235     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      294    11000 SH       SOLE                                      11000
Monotype Imaging Holdings Inc. COM              61022P100      218    19564 SH       SOLE                    14655              4909
Netezza Corporation            COM              64111N101      182    16726 SH       SOLE                     8062              8664
Neutral Tandem, Inc.           COM              64128B108      353    19033 SH       SOLE                     5692             13341
Northstar Neuroscience, Inc.   COM              66704V101       64    41449 SH       SOLE                    41449
PROS Holdings, Inc.            COM              74346Y103      180    19146 SH       SOLE                    12764              6382
Positron Corp.                 COM              737397125      138  1785750 SH       SOLE                                    1785750
Prestige Brands Holdings, Inc  COM              74112D101      259    29122 SH       SOLE                    14863             14259
Riverbed Technology, Inc.      COM              768573107      180    14401 SH       SOLE                    12501              1900
SAVVIS, Inc.                   COM              805423308      973    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302     1033    21351 SH       SOLE                    17400              3951
Shutterfly, Inc.               COM              82568P304      478    49776 SH       SOLE                    27216             22560
Skyepharma Plc. 	       COM              830808101       50   175876 SH       SOLE                                     175876
Somaxon Pharmaceuticals, Inc.  COM              834453102       78    24707 SH       SOLE                    24707
Spectrum Brands, Inc.          COM              84762L105      214   153988 SH       SOLE                   128746             25242
SuperGen, Inc. 		       COM              868059106       71    50009 SH       SOLE                                      50009
Syniverse Holdings, Inc.       COM              87163F106      284    17087 SH       SOLE                     3292             13795
TransDigm Group Inc.           COM              893641100      452    13200 SH       SOLE                                      13200
VNUS Medical Technologies, Inc COM              928566108      401    19155 SH       SOLE                    11148              8007
VanceInfo Technologies, Inc. - COM              921564100      174    23855 SH       SOLE                    21830              2025
YaHoo!, Inc.                   COM              984332106     1365    78920 SH       SOLE                    72920              6000